Significant accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Details Narrative Abstract
Description of recognize a lease liability and right to use assets	the Company estimates that it will recognize a lease liability and right to use asset of approximately $6.0 million to $7.5 million as at January 1, 2019.